Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions

14.	RELATED PARTY TRANSACTIONS

a.	Principal related parties

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)
Kingsoft and its subsidiaries (“Kingsoft Group”)
OrionStar and its subsidiaries (“OrionStar Group”)
Shenzhen Feipai Technology Co., Ltd. (“Shenzhen Feipai”)
Pixiu Inc. and its subsidiaries (“Pixiu Group”)
Live.me and its subsidiaries (“Live.me Group”)

Entities controlled by a shareholder of the Group
Entities controlled by a shareholder of the Group
Entities controlled by a director of the Group
Entities influenced materially by the Group
Entities influenced materially by the Group
Entities influenced materially by the Group

b. In addition to the transactions detailed elsewhere in these financial statements, the Group had the following material related party transactions for the years ended December 31, 2019, 2020 and 2021:

For the year ended December 31,
2019	2020	2021
RMB	RMB	RMB	US$

Services received from:	(i)
Kingsoft Group		23,804	23,897	19,139	3,003
Tencent Group		73,655	51,147	32,594	5,115
OrionStar Group		16,857	10,793	3,756	589
Services provided to:	(ii)
Tencent Group		176,099	73,462	40,333	6,329
OrionStar Group		20,242	4,207	3,862	606
Pixiu Group		13,450	2,033	9,614	1,509
Live.me Group		4,796	27,376	11,718	1,839
Purchase of products and equipment:
OrionStar Group	(iii)	98,197	87,090	40,290	6,322
Loans and investments provided to:
OrionStar Group	(iv)	450,486	—	100,000	15,692
Pixiu Group	(v)	69,402	7,085	—	—
Shenzhen Feipai	(vi)	3,000	2,500	—	—
Others		59,816	—	—	—
Selling business to :
Live.me Group		—	11,060	—	—

(i)
The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including promotion, technical support services and other services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion and technical support services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.

(ii)
The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support, multi-cloud management and other services.

(iii)	The Group entered into a distributorship and cooperation agreement with OrionStar Group, pursuant to which the Group purchased robotics products from OrionStar Group.
(iv)
In 2019, the Group acquired additional preferred shares of Beijing OrionStar by virtue of the exercise of warrants during Beijing OrionStar’s series B corporate financing transactions. In 2021, the Group provided a convertible loan of RMB100,000 (US$15,692) at an annual simple interest rate of 8% with 2 years maturity term to Beijing OrionStar. The Group does not have right to convert all or part of the principal and accumulated unpaid interest into the Beijing OrionStar’s equity interest until a qualified equity financing occurs or upon maturity. The conversion features were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable.

(v)
The Group entered into loan agreements with Pixiu Group including a
3-year
capital allocation loan which latest termination date is January 2022 and the remaining principal balance is revolved to January 2024 in 2021.

(vi)
The Group entered into convertible loans agreements with Shenzhen Feipai which were fully impaired in 2020. Except for the above-mentioned related parties, the Group also provided investments to several investees with investment agreements.

c. The balances between the Group and its related parties as of December 31, 2020 and 2021 are listed below:
(1) Amount due from related parties

	As of December 31,
	2020	2021
	RMB	RMB	US$
Live.me Group	78,008	7,334	1,151
Tencent Group	49,474	15,995	2,510
Pixiu Group	50,674	26,625	4,178
OrionStar Group(i)	26,280	137,157	21,523
Kingsoft Group	3,150	8,164	1,281
Other related parties (ii)	20,259	17,393	2,729

Total	227,845	212,668	33,372

(i)	As of December 31, 2021, the balances of due from OrionStar Group primarily included convertible loan of RMB100,000 (US$15,692) and prepayments made for the purchase of robotics products.
(ii)	As of December 31, 2020 and 2021, the amount of due from related parties included convertible loans of RMB21,000 to a related party , which h as been fully impaired as of December 31, 2020 and 202 1.
Balances with related parties that were unsecured and repayable on demand, including non-trading
receivables from selling business and providing loans RMB58,068 and RMB110,289 (US$17,307) as of December 31, 2020 and 2021, respectively. The balance of RMB3,784 and RMB110,073 (US$17,273) were long-term nature as of December 31, 2020 and 2021, respectively.
The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2020	2021
	RMB	RMB	USD

Balance as of January 1	34,027	46,204	7,250
Adoption of ASC 326	12,056	—	—
Amounts charged to expenses	128	15,563	2,442
Amounts written off	—	(2,917)	(458)
Foreign Exchange effect	(7)	(64)	(10)

Total	46,204	58,786	9,224

(2) Amount due to related parties

	As of December 31,
	2020	2021
	RMB	RMB	US$
OrionStar Group	8,752	811	127
Tencent Group	22,573	24,944	3,914
Live.me Group	662	1,431	225
Kingsoft Group	6,811	6,372	1,000
Other related parties	10,140	4,202	659

Total	48,938	37,760	5,925